Expenses by Nature - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Expenses By Nature [Line Items]
Share-based compensation	$ 287,782	$ 51,177
Depreciation and amortization	21,510	12,889
Operating Expenses Distributed by Nature
Expenses By Nature [Line Items]
Employee compensation and benefits	158,161	49,971
Share-based compensation	287,782	51,177
Depreciation and amortization	$ 46,918	$ 20,486